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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment  [ ] Amendment Number:

This Amendment:          [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:      Devon Energy Corporation
Address:   20 North Broadway
           Oklahoma City, OK 73102-8260

Form 13F File Number: 028-05117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Janice A. Dobbs
Title:            Corporate Secretary
Phone:            (405) 552-7844

Signature, Place, and Date of Signing:

/s/  Janice A. Dobbs              Oklahoma City, OK              July 18, 2002
----------------------------      -----------------              -------------
Signature                         City, State                          Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


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                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

Number of other included Managers                    0

Form 13F Information Table Entry Total:              1

Form 13F Information Table Value Total:              $627,679,967

List of Other Included Managers:                     NONE



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                           FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2    COLUMN 3     COLUMN 4      COLUMN 5                COLUMN 6     COLUMN 7   COLUMN 8
--------          --------    --------     --------      --------                --------     --------   --------
                                                                                                         VOTING AUTHORITY
--------------------------------------------------------------------------------------------------------------------------------
                  TITLE OF                 VALUE         SHRS/     SH/   PUT/    INVSTMT      OTHER
NAME OF ISSUER    CLASS       CUSIP        (X$1000)      PRN AMT   PRN   CALL    DISCRETN     MANAGERS   SOLE   SHARED  NONE
----------------- ----------- ------------ ------------- --------- ----- ------- ------------ ---------- ------ ------- --------
ChevronTexaco     Common      166764100    627,680       7092429   SH            SOLE
Corporation
----------------- ----------- ------------ ------------- --------- ----- ------- ------------ ---------- ------ ------- --------